Additional Detail of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Outstanding Record Investment Pre-Modification	$ 1,678	$ 924
Outstanding Record Investment Post-Modification	1,612	923
Number of loans	9	4
Interest income Recognized	42	55
Commercial installment
Financing Receivable, Modifications [Line Items]
Outstanding Record Investment Pre-Modification	239	0
Outstanding Record Investment Post-Modification	176	0
Number of loans	1	0
Interest income Recognized	15	0
Commercial real estate
Financing Receivable, Modifications [Line Items]
Outstanding Record Investment Pre-Modification	1,345	858
Outstanding Record Investment Post-Modification	1,342	858
Number of loans	7	3
Interest income Recognized	26	53
Consumer real estate
Financing Receivable, Modifications [Line Items]
Outstanding Record Investment Pre-Modification	94	66
Outstanding Record Investment Post-Modification	94	65
Number of loans	1	1
Interest income Recognized	1	2
Consumer installment
Financing Receivable, Modifications [Line Items]
Outstanding Record Investment Pre-Modification	0	0
Outstanding Record Investment Post-Modification	0	0
Number of loans	0	0
Interest income Recognized	$ 0	$ 0